WARRANT LIABILITY (Tables)	3 Months Ended
Mar. 31, 2025
January 2024 warrants [member]
IfrsStatementLineItems [Line Items]
SCHEDULE OF FAIR VALUE HIERARCHY OF WARRANTS

Level 3 Warrant liability for the period ended on March 31, 2025:

Balance at January 1, 2024	$-
Issuance of January 2024 Registered Direct Offerings Warrants	1,027
Revaluation at March 31, 2024	(756)
Effect of changes in foreign exchange rates	(23)
Balance at March 31, 2024	$248

Revaluation at June 30, 2024	(138)
Effect of changes in foreign exchange rates	(2)
Balance at June 30, 2024	$108

Revaluation at September 30, 2024	237
Effect of changes in foreign exchange rates	1
Balance at September 30, 2024	$346

Warrant exercise	(248)
Revaluation at December 31, 2024	1,963
Effect of changes in foreign exchange rates	(55)
Balance at December 31, 2024	$2,006

Revaluation at March 31, 2025	(24)
Effect of changes in foreign exchange rates	3
Balance at March 31, 2025	1,985

December 2023 warrants [member]
IfrsStatementLineItems [Line Items]
SCHEDULE OF FAIR VALUE HIERARCHY OF WARRANTS

Level 3 Warrant liability for the period ended on March 31, 2025:

Balance at December 31, 2023	$520

Revaluation at March 31, 2024	(397)
Effect of changes in foreign exchange rates	(13)

Balance at March 31, 2024	$110

Revaluation at June 30, 2024	(64)
Effect of changes in foreign exchange rates	(1)
Balance at June 30, 2024	$45

Revaluation at September 30, 2024	108
Effect of changes in foreign exchange rates	1
Balance at September 30, 2024	$156

Revaluation at September 30, 2024	882
Effect of changes in foreign exchange rates	(9)
Balance at December 31, 2024	$1,029

Warrant exercises	(378)
Revaluation at March 31, 2025	(35)
Effect of changes in foreign exchange rates	1
Balance at March 31, 2025	617

June 2023 warrants [member]
IfrsStatementLineItems [Line Items]
SCHEDULE OF FAIR VALUE HIERARCHY OF WARRANTS

Level 3 Warrant liability for the period ended on March 31, 2025:

Balance at December 31, 2023	$1,157

Revaluation at March 31, 2024	(972)
Effect of changes in foreign exchange rates	(28)

Balance at March 31, 2024	$157

Revaluation at June 30, 2024	(112)
Effect of changes in foreign exchange rates	(1)
Balance at June 30, 2024	$44

Revaluation at September 30, 2024	150
Effect of changes in foreign exchange rates	1
Balance at September 30, 2024	$195

Warrant exercise	(108)
Revaluation at December 31, 2024	1,646
Effect of changes in foreign exchange rates	(65)
Balance at December 31, 2024	$1,668

Warrant exercises	(129)
Revaluation at March 31, 2025	(318)
Effect of changes in foreign exchange rates	6
Balance at March 31, 2025	1,227

March 2023 warrants [member]
IfrsStatementLineItems [Line Items]
SCHEDULE OF FAIR VALUE HIERARCHY OF WARRANTS

Level 3 Warrant liability for the period ended on March 31, 2025:

Balance at December 31, 2023	$562

Revaluation at March 31, 2024	(470)
Effect of changes in foreign exchange rates	(13)

Balance at March 31, 2024	$79

Revaluation at June 30, 2024	(58)
Effect of changes in foreign exchange rates	(1)
Balance at June 30, 2024	$19

Revaluation at September 30, 2024	38
Effect of changes in foreign exchange rates	-
Balance at September 30, 2024	$57

Warrant exercise	(91)
Revaluation at December 31, 2024	865
Effect of changes in foreign exchange rates	(14)
Balance at December 31, 2024	$817

Warrant exercises	(844)
Warrant expiry	(10)
Revaluation at March 31, 2025	37
Effect of changes in foreign exchange rates	-
Balance at March 31, 2025	-

November 2022 warrants [member]
IfrsStatementLineItems [Line Items]
SCHEDULE OF FAIR VALUE HIERARCHY OF WARRANTS

Level 3 Warrant liability for the period ended on March 31, 2025:

Balance at December 31, 2023	$836

Revaluation at March 31, 2024	(736)
Effect of changes in foreign exchange rates	(21)
Balance at March 31, 2024	$79

Revaluation at June 30, 2024	(69)
Effect of changes in foreign exchange rates	(1)
Balance at June 30, 2024	$9

Revaluation at September 30, 2024	2
Effect of changes in foreign exchange rates	-
Balance at September 30, 2024	$11

Warrant exercise	(3)
Revaluation at December 31, 2024	2,269
Effect of changes in foreign exchange rates	(52)
Balance at December 31, 2024	2,225

Revaluation at March 31, 2025	(60)
Effect of changes in foreign exchange rates	(2)
Balance at March 31, 2025	2,163

A2Z CUST2MATE SOLUTIONS CORP.

NOTES TO THE CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS

(Unaudited)

(Expressed in thousands of US Dollars, except per share data)

For the three-month period ended March 31, 2025, the Company recorded a gain on the revaluation of the total warrant liability in the amount of $60 (for the three-month period ended March 31, 2024 - $736).